Consolidated Statements Of Stockholders’ Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balances at Dec. 31, 2011	$ 10	$ 216,401	$ (6,589)	$ (140,499)	$ 69,323
Balances (in Shares) at Dec. 31, 2011	9,863		(3,256)
Issuance of shares through employee stock purchase plan and stock option plan	1	5,325			5,326
Issuance of shares through employee stock purchase plan and stock option plan (in Shares)	1,170
Cash distribution, $5 per common share				(38,612)	(38,612)
Repurchase of shares			(199)		(199)
Repurchase of shares (in Shares)			(25)
Net loss				(2,726)	(2,726)
Balances at Dec. 31, 2012	11	221,726	(6,788)	(181,837)	33,112
Balances (in Shares) at Dec. 31, 2012	11,033		(3,281)
Share-based compensation		24			24
Net loss				(2,663)	(2,663)
Balances at Dec. 31, 2013	$ 11	$ 221,750	$ (6,788)	$ (184,500)	$ 30,473
Balances (in Shares) at Dec. 31, 2013	11,033		(3,281)